CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A [Member] USD ($)	Dec. 31, 2014 Class A [Member] CNY	Dec. 31, 2013 Class A [Member] CNY	Dec. 31, 2014 Class B [Member] USD ($)	Dec. 31, 2014 Class B [Member] CNY	Dec. 31, 2013 Class B [Member] CNY
Current assets:
Cash and cash equivalents	$ 56,562	350,946	353,273
Restricted cash	3,824	23,726	6,964
Time deposits	108,688	674,363	853,222
Held-to-maturity investments	56,410	350,000
Inventories	354,764	2,201,170	1,760,904
Accounts receivable (net of allowance for doubtful accounts of RMB2,032 and RMB nil (US$ nil) as of December 31, 2013 and 2014, respectively)	4,636	28,763	37,446
Prepaid expenses and other current assets	92,778	575,646	328,887
Amounts due from related parties	60	375	2,691
Total current assets	677,722	4,204,989	3,343,387
Fixed assets, net	40,771	252,966	241,805
Prepaid land lease payments	6,837	42,423	43,316
Prepaid expenses and deposits	2,351	14,589	5,949
Total non-current assets	49,959	309,978	291,070
Total assets	727,681	4,514,967	3,634,457
Current Liabilities:
Accounts and notes payable (including accounts payable of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB183,373 and RMB170,630 (US$27,501) as of December 31, 2013 and 2014, respectively)	399,593	2,479,314	1,970,651
Deferred revenue (including deferred revenue of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB33,505 and RMB35,878 (US$5,782) as of December 31, 2013 and 2014, respectively)	101,074	627,122	407,794
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB364,945 and RMB394,117 (US$63,520) as of December 31, 2013 and 2014, respectively)	113,542	704,483	650,413
Amounts due to related parties	361	2,237	3,182
Total current liabilities	614,570	3,813,156	3,032,040
Non-current liabilities (including non-current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB4,146 and RMB3,317 (US$535) as of December 31, 2013 and 2014, respectively)	3,905	24,227	32,724
Total liabilities	618,475	3,837,383	3,064,764
Commitments and contingencies
Shareholders' equity:
Common shares				32	201	201	17	103	103
Additional paid-in capital	303,948	1,885,878	1,871,095
Accumulated other comprehensive loss	(20,944)	(129,948)	(134,939)
Accumulated deficit	(173,847)	(1,078,650)	(1,166,767)
Total shareholders' equity	109,206	677,584	569,693
Total liabilities and shareholders' equity	$ 727,681	4,514,967	3,634,457